Loans Receivable - Performing and Nonperforming Single Family Residential and Consumer Loans Based on Payment Activity (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	$ 716,239	$ 692,180
Single Family Residential And Consumer Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	477,917	460,890
Single Family Residential And Consumer Loans [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	474,014	457,023
Single Family Residential And Consumer Loans [Member] | Nonperforming [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	3,903	3,867
Residential Real Estate, Single Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	341,775	326,005
Residential Real Estate, Single Family [Member] | Single Family Residential And Consumer Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	341,775	326,005
Residential Real Estate, Single Family [Member] | Single Family Residential And Consumer Loans [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	338,370	322,662
Residential Real Estate, Single Family [Member] | Single Family Residential And Consumer Loans [Member] | Nonperforming [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	3,405	3,343
Consumer Home Equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	82,987	80,418
Consumer Home Equity [Member] | Single Family Residential And Consumer Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	82,987	80,418
Consumer Home Equity [Member] | Single Family Residential And Consumer Loans [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	82,692	80,124
Consumer Home Equity [Member] | Single Family Residential And Consumer Loans [Member] | Nonperforming [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	295	294
Consumer Dealer Auto and RV Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	46,502	46,571
Consumer Dealer Auto and RV Loans [Member] | Single Family Residential And Consumer Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	46,502	46,571
Consumer Dealer Auto and RV Loans [Member] | Single Family Residential And Consumer Loans [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	46,364	46,450
Consumer Dealer Auto and RV Loans [Member] | Single Family Residential And Consumer Loans [Member] | Nonperforming [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	138	121
Consumer Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	6,653	7,896
Consumer Other [Member] | Single Family Residential And Consumer Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	6,653	7,896
Consumer Other [Member] | Single Family Residential And Consumer Loans [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	6,588	7,787
Consumer Other [Member] | Single Family Residential And Consumer Loans [Member] | Nonperforming [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	$ 65	$ 109